Property, Plant and Equipment (Details Textual) - TWD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 208,785,609	$ 224,933,089	$ 222,741,832	$ 208,785,609
Proceeds from sales of property, plant and equipment, classified as investing activities		1,149,649	789,682	1,762,401
Impairment loss		1,046,668	34,733	7,026,226
Borrowing costs capitalised		624,235	542,994	186,025
Gains (losses) on disposals of property, plant and equipment		$ 330,814	$ 24,278	$ 585,196
Bottom of range [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation		1.09%	1.09%	1.29%
Top of range [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation		5.24%	4.66%	6.73%
Polysilicon CGU [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Impairment loss				$ 6,755,157
Display segment [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 895,954		172,530
Solar segment [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		120,714	$ 34,047	101,764
AUO Crystal Corp [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities				790,342
Gains (losses) on disposals of property, plant and equipment				$ 276,769
AUO [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Proceeds from sales of property, plant and equipment, classified as investing activities	808,504
Gains (losses) on disposals of property, plant and equipment	$ 558,206
Non-irrigated farmland [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Property, plant and equipment		$ 23,671	$ 23,671